Fees Summary	Nov. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 29,758,000
Previously Paid Amount	0.00
Total Fee Amount	4,109.58
Total Offset Amount	0.00
Net Fee	4,109.58
Narrative - Max Aggregate Offering Price	$ 29,758,000
Final Prospectus	true